Capital Structure and Financial Risk and Related Items - Financial risk factors (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($) item
Financial risk factors
Number of banks | item	3	1	1
Credit Risk
Financial risk factors
Cash and cash equivalents on deposit at the Bank	$ 88,600
USD | Foreign Currency
Financial risk factors
Possible change increase (as a percentage)	10.00%
Possible change decrease (as a percentage)	(10.00%)
Increase (decrease) to profit and loss due to increase in risk percentage	$ 5,625	$ 7,124	$ 8,068
Increase (decrease) to profit and loss due to decrease in risk percentage	$ (5,625)	(7,124)	(8,068)
GBP | Foreign Currency
Financial risk factors
Possible change increase (as a percentage)	10.00%
Possible change decrease (as a percentage)	(10.00%)
Increase (decrease) to profit and loss due to increase in risk percentage	$ 128	430	1,001
Increase (decrease) to profit and loss due to decrease in risk percentage	$ (128)	(430)	(1,001)
EUR | Foreign Currency
Financial risk factors
Possible change increase (as a percentage)	2.00%
Possible change decrease (as a percentage)	(2.00%)
Increase (decrease) to profit and loss due to increase in risk percentage	$ 506	1,212	1,424
Increase (decrease) to profit and loss due to decrease in risk percentage	$ (506)	$ (1,212)	$ (1,424)